Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue, net of royalties
Petroleum and natural gas sales	$ 4,208,955	$ 3,382,621
Royalties	(880,086)	(669,792)
Revenue, net of royalties	3,328,869	2,712,829
Expenses
Operating	653,949	570,839
Transportation	133,142	89,306
Blending and other	263,943	224,802
General and administrative	81,746	69,789
Transaction costs	1,539	49,045
Exploration and evaluation	779	8,896
Depletion and depreciation	1,385,910	1,047,904
Impairment loss	0	833,662
Share-based compensation	17,872	37,699
Financing and interest	268,374	192,173
Financial derivatives gain	(2,101)	(24,695)
Foreign exchange loss (gain)	155,895	(10,848)
Loss on dispositions	1,220	141,295
Other income	(6,689)	(456)
Total expenses	2,955,579	3,229,411
Net income (loss) before income taxes	373,290	(516,582)
Income tax expense (recovery)
Current income tax expense	21,766	14,403
Deferred income tax expense (recovery)	114,927	(297,629)
Income tax expense (recovery)	136,693	(283,226)
Net income (loss)	236,597	(233,356)
Other comprehensive income (loss)
Foreign currency translation adjustment	402,344	(65,278)
Comprehensive income (loss)	$ 638,941	$ (298,634)
Net income (loss) per common share
Basic (in cad per share)	$ 0.29	$ (0.33)
Diluted (in cad per share)	$ 0.29	$ (0.33)
Weighted average common shares
Basic (in shares)	803,435	704,896
Diluted (in shares)	807,711	704,896